Document and Entity Information	3 Months Ended
Mar. 31, 2013
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 31, 2013
Trading Symbol	GNW
Entity Registrant Name	GENWORTH FINANCIAL INC
Entity Central Index Key	0001276520